Capital Stock (Details)	1 Months Ended	12 Months Ended
	Mar. 31, 2011	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Capital Stock (Textual) [Abstract]
Common stock authorized		300,000,000
Preferred stock authorized		30,000,000
Number of shares authorized under Employee Plan		19,200,000
Common stock reserved for future grants of restricted stock		12,121,210	13,558,565	18,013,429
Common stock held in revocable trust		486,138	484,872	475,628
Schedule of Capital Stock
Common Shares Outstanding, ending		100,129,380	103,270,067	103,854,234
Treasury Stock [Member]
Capital Stock (Textual) [Abstract]
Number of shares retired	(125,425,977)			(125,425,977)
Schedule of Capital Stock
Common Shares in Treasury, beginning		8,352,904	3,601,159	124,324,862
Shares tendered as payment for option rights exercised		2,697	7,766	2,274
Shares tendered in connection with grants of restricted stock		116,897	143,979
Treasury stock purchased		4,300,000	4,600,000	4,700,000
Treasury stock retired	(125,425,977)			(125,425,977)
Common Shares in Treasury, ending		12,772,498	8,352,904	3,601,159
Common Stock [Member]
Schedule of Capital Stock
Common Shares Outstanding, beginning		103,270,067	103,854,234	107,020,728
Shares tendered as payment for option rights exercised		(2,697)	(7,766)	(2,274)
Shares issued for exercise of option rights		1,127,942	4,140,822	1,480,058
Shares tendered in connection with grants of restricted stock		(116,897)	(143,979)
Net shares issued for grants of restricted stock		150,965	26,756	55,722
Treasury stock purchased		(4,300,000)	(4,600,000)	(4,700,000)
Common Shares Outstanding, ending		100,129,380	103,270,067	103,854,234
Cumulative Preferred Stock [Member]
Capital Stock (Textual) [Abstract]
Preferred stock authorized		3,000,000
Convertible Preferred Stock [Member]
Capital Stock (Textual) [Abstract]
Preferred stock authorized		1,000,000